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                       Seward & Kissel LLP
                      One Battery Park Plaza
                     New York, New York 10004



                              November 5, 2000


Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C. 20549


            Re:	The Funds Listed on Page Two

Dear Sirs:

	This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933 and is certification that the Prospectus of the above referenced funds does not differ from that included in the most recent post-effective amendment to the funds' registration statements, the text of which were filed electronically.

                              Very truly yours,

                              /s/ Nicholas C. Filla
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Alliance Bond Fund, Inc.
(File Nos. 2-48227 and 811-02383)
Alliance Global Dollar Government Fund, Inc.
(File Nos. 33-72460 and 811-08188)
Alliance Global Strategic Income Trust, Inc.
(File Nos. 33-63797 and 811-07391)
Alliance High Yield Fund, Inc.
File Nos. 333-18505 and 811-9160)
Alliance Multi-Market Strategy Trust, Inc.
(File Nos. 33-39350 and 811-06251)
Alliance North American Government Trust, Inc.
(File Nos. 33-45328 and 811-06554)